Stockholders' Equity (Details) - Stock Options [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of option			5 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	159.00%	116.10%	76.60%
Expected life of option	5 years 2 months 12 days	5 years
Risk free interest rate	2.30%	1.70%	1.10%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	167.00%	159.00%	139.20%
Expected life of option	6 years 3 months 19 days	7 years
Risk free interest rate	2.80%	2.20%	1.80%